Risk Management (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of risk management [Abstract]
Maximum exposure to credit risk by customer

2)	Maximum exposure to credit risk

The Group’s maximum exposure to credit risk refers to net book value of financial assets net of allowances, which shows the uncertainties of maximum changes of net value of financial assets attributable to a particular risk without considering collateral and other credit enhancements obtained. However, the maximum exposure is the fair value amount (recorded on the books) for derivatives, maximum contractual obligation for payment guarantees and unused commitment.

The maximum exposure to credit risk is as follows (Unit: Korean Won in millions):

		June 30, 2018	December 31, 2017
Loans and other financial assets at amortized cost	Korean treasury and government agencies	17,912,135	—
	Banks	21,942,788	—
	Corporates	92,333,155	—
	Consumers	145,531,925	—

	Subtotal	277,720,003	—

Loans and receivables	Korean treasury and government agencies	—	8,823,584
	Banks	—	26,845,309
	Corporates	—	90,570,551
	Consumers	—	140,866,760

	Subtotal	—	267,106,204

Financial assets at FVTPL (IFRS 9)	Deposit	24,921	—
	Debt securities	1,993,851	—
	Loans and receivables	336,967	—
	Derivative assets	2,391,211	—

	Subtotal	4,746,950	—

Financial assets at FVTPL (IAS 39)	Deposit	—	25,972
	Debt securities	—	2,644,333
	Financial assets designated at FVTPL	—	9,694
	Derivative assets	—	3,115,775

	Subtotal	—	5,795,774

Financial assets at FVTOCI	Debt securities	13,738,829	—
AFS financial assets	Debt securities	—	13,229,244
Securities at amortized cost	Debt securities	17,702,129	—
HTM financial assets	Debt securities	—	16,749,296
Derivative assets	Derivative assets (hedging)	12,395	59,272
Off-balance accounts	Guarantees	12,372,573	12,859,715
	Loan commitments	98,251,006	80,760,325

	Subtotal	110,623,579	93,620,040

	total	424,543,885	396,559,830

Credit risk exposure by geographical areas

a)	Credit risk exposure by geographical areas

The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	June 30, 2018
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	258,023,468	4,589,930	4,514,541	1,268,461	400,907	8,922,696	277,720,003
Securities at amortized cost	17,531,402	—	64,856	—	—	105,871	17,702,129
Financial assets at FVTPL	4,493,256	6,077	—	147,242	—	100,375	4,746,950
Financial assets at FVTOCI	12,749,695	50,874	43,352	78,485	2,274	814,149	13,738,829
Derivative assets	7,450	—	—	4,945	—	—	12,395
Off-balance accounts	108,052,029	928,841	175,050	70,503	31,216	1,365,940	110,623,579

Total	400,857,300	5,575,722	4,797,799	1,569,636	434,397	11,309,031	424,543,885

	December 31, 2017
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and receivables	250,678,479	4,104,912	2,823,247	1,094,988	381,890	8,022,688	267,106,204
Financial assets at FVTPL	5,551,870	2,937	—	148,955	—	92,012	5,795,774
AFS debt securities	12,407,602	52,259	151,131	—	—	618,252	13,229,244
HTM securities	16,606,692	—	63,732	—	—	78,872	16,749,296
Derivative assets	16,590	—	—	42,682	—	—	59,272
Off-balance accounts	91,603,852	529,193	172,570	66,974	25,039	1,222,412	93,620,040

Total	376,865,085	4,689,301	3,210,680	1,353,599	406,929	10,034,236	396,559,830

(*)	Others consist of financial assets in Indonesia, Hong Kong, Singapore, and other countries.

Credit risk exposure by industries

b)	Credit risk exposure by industries

The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code (Unit: Korean Won in millions):

	June 30, 2018
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	48,025,922	35,583,702	42,207,115	3,657,220	138,906,711	9,339,333	277,720,003
Securities at amortized cost	1,142,178	—	11,516,407	313,936	—	4,729,608	17,702,129
Financial assets at FVTPL	97,529	166,054	3,404,674	43,899	3,019	1,031,775	4,746,950
Financial assets at FVTOCI	434,389	54,445	9,020,012	214,549	—	4,015,434	13,738,829
Derivative assets	—	—	12,395	—	—	—	12,395
Off-balance accounts	18,236,857	22,675,034	9,503,718	4,052,757	49,105,163	7,050,050	110,623,579

Total	67,936,875	58,479,235	75,664,321	8,282,361	188,014,893	26,166,200	424,543,885

	December 31, 2017
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and receivables	47,192,641	34,502,509	38,260,051	3,574,746	133,094,287	10,481,970	267,106,204
Financial assets at FVTPL	100,766	83,239	4,640,068	15,073	1,040	955,588	5,795,774
AFS debt securities	707,737	37,719	7,331,774	153,534	—	4,998,480	13,229,244
HTM securities	1,348,754	—	10,962,149	296,214	—	4,142,179	16,749,296
Derivative assets	—	—	59,272	—	—	—	59,272
Off-balance accounts	16,892,926	21,427,378	9,841,379	3,842,479	36,928,554	4,687,324	93,620,040

Total	66,242,824	56,050,845	71,094,693	7,882,046	170,023,881	25,265,541	396,559,830

Three stages of credit risk deterioration since initial recognition

3)	Credit risk exposure

The allowance to be recognized under IFRS 9 is the amount of expected 12-month credit loss or the expected lifetime credit loss, according to the three stages of credit risk deterioration since initial recognition as shown below:

	Stage 1	Stage 2	Stage 3
	Credit risk has not significantly increased since initial recognition (*)	Credit risk has significantly increased since initial recognition	Credit has been impaired
Allowance for expected credit losses	Expected 12-month credit losses:	Expected lifetime credit losses:
	Expected credit losses due to possible defaults on financial instruments within a 12-month period from the reporting date.	Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.

(*)	Credit risk may be considered to not have been significantly increased when credit risk is low at the reporting date.

Determining significant increase in credit risk, and the applied methodology

At the end of each period the Group evaluates whether there has been a significant increase in the credit risk since initial recognition. The Group is assessing the change in the risk of a default occurring over the expected life of the financial instruments instead of the change in the amount of expected credit losses. The Group distinguishes corporates/consumers exposures when determining significant increase in credit risk, and the applied methodology is as follows:

Corporates exposure	Consumers exposure

Under precautionary in assets quality

More than 30 days past due

Watch grade in early warning system

Significant change of borrower financial situation (Working capital deficiencies, Adverse opinion, Disclaimer of opinion)

Significant decreases in credit ratings

Under precautionary in assets quality More than 30 days past due Significant decreases in credit ratings

The maximum exposure to credit risk of financial assets, except for financial assets at FVTPL and derivative asset

a)	Financial assets

The maximum exposure to credit risk, except for financial assets at FVTPL and derivative asset is as follows (Unit: Korean Won in millions):

	June 30, 2018
	Stage 1		Stage 2		Stage 3	Total	Loss allowance	Total, net	Collateral value of damaged property
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Loans and other financial assets at amortized cost	246,719,865	18,794,529	6,195,331	5,772,369	2,068,664	279,550,758	(1,830,755)	277,720,003	789,660
Korean treasury and government agencies	17,916,231	—	—	—	—	17,916,231	(4,096)	17,912,135	—
Banks	21,599,560	83,471	269,742	—	10,905	21,963,678	(20,890)	21,942,788	—
Corporates	72,113,414	15,745,380	582,857	3,618,576	1,482,948	93,543,175	(1,210,020)	92,333,155	555,228
General business	42,620,870	6,674,237	510,663	1,681,120	1,231,634	52,718,524	(843,365)	51,875,159	405,304
Small- and medium-sized enterprise	25,012,286	8,491,759	72,194	1,766,232	222,804	35,565,275	(327,323)	35,237,952	130,181
Project financing and others	4,480,258	579,384	—	171,224	28,510	5,259,376	(39,332)	5,220,044	19,743

	June 30, 2018
	Stage 1		Stage 2		Stage 3	Total	Loss allowance	Total, net	Collateral value of damaged property
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Consumers	135,090,660	2,965,678	5,342,732	2,153,793	574,811	146,127,674	(595,749)	145,531,925	234,432
Securities at amortized cost	17,707,379	—	—	—	—	17,707,379	(5,250)	17,702,129	—
Financial assets at FVTOCI (*3)	13,675,528	48,126	15,175	—	—	13,738,829	(4,670)	13,738,829	—

Total	278,102,772	18,842,655	6,210,506	5,772,369	2,068,664	310,996,966	(1,840,675)	309,160,961	789,660

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI have not been disclosed as the amount before deducting provisions because the carrying amount does not decrease.

The maximum exposure to credit risk of loans and receivables

-	Loans and receivables

	December 31, 2017
			Corporates
	Korean treasury and government agencies	Banks	General business	Small and medium sized enterprise	Project financing and others	Subtotal	Consumers	Total
Loans and receivables neither overdue nor impaired	8,825,767	26,861,286	50,463,112	34,107,547	5,547,950	90,118,609	139,886,407	265,692,069
Loans and receivables overdue but not impaired	8	—	65,616	63,067	—	128,683	878,406	1,007,097
Impaired loans and receivables	—	—	1,402,131	251,431	46,717	1,700,279	537,001	2,237,280

Total	8,825,775	26,861,286	51,930,859	34,422,045	5,594,667	91,947,571	141,301,814	268,936,446

Allowance for credit losses	2,191	15,977	1,078,733	267,162	31,125	1,377,020	435,054	1,830,242

Total, net	8,823,584	26,845,309	50,852,126	34,154,883	5,563,542	90,570,551	140,866,760	267,106,204

Credit soundness of debt securities

-	Debt securities

The Group manages debt securities based on the external credit rating. Credit soundness of debt securities on the basis of External Credit Assessment Institution (ECAI)’s rating is as follows (Unit: Korean Won in millions):

	December 31, 2017
	Financial assets at FVTPL (*)	AFS debt securities	HTM securities	Total
AAA	1,685,099	9,897,689	15,806,327	27,389,115
AA- ~ AA+	722,923	2,386,567	888,547	3,998,037
BBB- ~ A+	236,311	876,482	52,188	1,164,981
Below BBB-	9,694	68,506	2,234	80,434

Total	2,654,027	13,229,244	16,749,296	32,632,567

(*)	Financial assets at FVTPL comprise debt securities held for trading and financial assets designated at FVTPL

Credit quality of guarantees and loan commitments

b)	Guarantees and loan commitments

The credit quality of the guarantees and loan commitments as of June 30, 2018 as follows (Unit: Korean Won in millions):

	June 30, 2018
Financial assets	Stage 1		Stage 2		Stage 3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts Guarantees	10,684,154	1,104,097	12,464	390,253	181,605	12,372,573
Loan commitments	92,335,107	3,717,790	1,455,884	740,283	1,942	98,251,006

Total	103,019,261	4,821,887	1,468,348	1,130,536	183,547	110,623,579

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

Value at risk analysis for trading activities

a)	Trading activities

The minimum, maximum and average VaR for the six months ended June 30, 2018 and for the year ended December 31, 2017, respectively, and the VaR as of June 30, 2018 and December 31, 2017, respectively, are as follows (Unit: Korean Won in millions):

	As of June 30, 2018	For the six months ended June 30, 2018			As of December 31, 2017	For the year ended December 31, 2017
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	2,179	3,787	4,992	1,730	4,183	3,799	4,918	2,467
Stock price	2,872	2,524	4,618	1,138	909	2,863	4,419	909
Foreign currencies	4,224	4,853	6,136	3,695	4,750	5,051	6,636	4,061
Commodity price	2	1	4	—	—	31	188	—
Diversification	(4,095)	(4,745)	(7,136)	(1,749)	(4,472)	(4,621)	(6,798)	(2,067)

Total VaR(*)	5,182	6,420	8,614	4,814	5,370	7,123	9,363	5,370

(*)	VaR : Maximum losses

Net interest income and net portfolio value analysis according to interest changing scenario for assets and liabilities held by the bank

b)	Non-trading activities

The NII and NPV are calculated for the assets and liabilities owned by the Bank and consolidated trusts, respectively, by using the simulation method. The scenario responding to interest rate (“IR”) changes are as follows (Unit: Korean Won in millions):

	June 30, 2018		December 31, 2017
	NII(*1)	NPV(*2)	NII(*1)	NPV(*2)
Base case	4,497,407	23,856,916	4,916,138	23,472,792
Base case (Prepay)	4,491,363	23,546,002	4,916,015	23,163,942
IR 100bp up	5,022,303	23,803,250	5,361,546	22,886,122
IR 100bp down	4,051,601	23,933,844	4,386,437	24,127,559
IR 200bp up	5,992,145	23,766,488	5,806,723	22,372,208
IR 200bp down	3,672,050	24,043,703	3,452,590	24,830,482
IR 300bp up	6,848,435	23,742,304	6,251,897	21,929,189
IR 300bp down	3,527,210	24,201,770	2,254,609	26,633,807

(*1)	NII: Net Interest Income
(*2)	NPV: Net Portfolio Value

Interest earning at risk and interest value at risk based on BIS framework for subsidiaries other than bank

The interest EaR and VaR calculated based on the BIS Framework of subsidiaries other than the Bank and consolidated trusts are as follows (Unit: Korean Won in millions):

June 30, 2018		December 31, 2017
EaR (*1)	VaR (*2)	EaR (*1)	VaR (*2)
209,621	148,818	255,679	130,821

(*1)	EaR: Earning at Risk
(*2)	VaR: Value at Risk

Cash flows of principal amounts and interests from interest bearing assets and liabilities by re-pricing date

The Group estimates and manages risks related to changes in interest rate due to the difference in the maturities of interest-bearing assets and liabilities and discrepancies in the terms of interest rates. Cash flows (both principal and interest) from non-trading, interest bearing assets and liabilities, presented by each re-pricing date, are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	148,324,408	41,273,662	9,372,945	8,650,081	47,212,644	4,314,787	259,148,527
Financial assets at FVTOCI	6,771,707	3,243,204	1,902,718	1,637,346	5,246,163	180,998	18,982,136
Securities at amortized cost	2,350,831	1,983,421	1,725,286	2,005,103	9,955,809	350,744	18,371,194

Total	157,446,946	46,500,287	13,000,949	12,292,530	62,414,616	4,846,529	296,501,857

Liability:
Deposits due to customers	101,367,145	48,458,377	29,955,015	19,029,698	38,912,199	296,042	238,018,476
Borrowings	9,390,749	2,020,828	859,698	513,068	2,823,334	523,418	16,131,095
Debentures	979,221	1,801,149	2,183,459	2,407,879	18,625,611	2,727,547	28,724,866

Total	111,737,115	52,280,354	32,998,172	21,950,645	60,361,144	3,547,007	282,874,437

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and receivables	161,653,892	41,671,530	7,614,159	6,411,841	54,150,998	26,272,958	297,775,378
AFS financial assets	2,150,708	2,500,103	2,016,711	2,367,762	4,229,000	601,735	13,866,019
HTM financial assets	2,286,179	2,161,467	1,433,425	1,687,362	9,369,794	345,868	17,284,095

Total	166,090,779	46,333,100	11,064,295	10,466,965	67,749,792	27,220,561	328,925,492

Liability:
Deposits due to customers	106,815,564	37,750,367	25,117,556	27,585,458	37,518,878	91,246	234,879,069
Borrowings	9,865,249	1,056,579	412,966	437,431	2,709,010	479,827	14,961,062
Debentures	1,955,902	2,452,240	1,018,563	1,752,847	19,770,538	2,869,766	29,819,856

Total	118,636,715	41,259,186	26,549,085	29,775,736	59,998,426	3,440,839	279,659,987

Foreign currency risk exposure of financial instruments in foreign currency

3)	Currency risk

Currency risk arises from the financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary items or financial instruments denominated in the functional currency.

Financial instruments in foreign currencies exposed to currency risk are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

		June 30, 2018
		USD		JPY		CNY		EUR		Others	Total
		Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset	Loans and other financial assets at amortized cost	24,664	27,694,163	135,138	1,371,362	31,972	5,416,294	1,172	1,520,044	4,472,890	40,474,753
	Financial assets at FVTPL	84	94,261	359	3,645	—	—	36	46,488	75,122	219,516
	Financial assets at FVTOCI	1,726	1,936,385	—	—	300	50,874	—	—	338,214	2,325,473
	Securities at amortized cost	115	129,245	—	—	—	—	—	—	105,949	235,194

	Total	26,589	29,854,054	135,497	1,375,007	32,272	5,467,168	1,208	1,566,532	4,992,175	43,254,936

Liability	Financial liabilities at FVTPL	63	70,963	505	5,127	—	—	33	43,070	102,226	221,386
	Deposits due to customer	11,160	12,517,349	145,058	1,472,035	21,633	3,664,842	1,230	1,595,651	2,700,164	21,950,041
	Borrowings	6,417	7,201,536	2,211	22,438	—	—	232	303,001	476,871	8,003,846
	Debentures	3,708	4,159,175	—	—	—	—	—	—	284,293	4,443,468
	Other financial liabilities	3,240	3,633,942	23,541	238,890	5,568	943,321	140	182,002	4,602	5,002,757

	Total	24,588	27,582,965	171,315	1,738,490	27,201	4,608,163	1,635	2,123,724	3,568,156	39,621,498

Off-balance accounts		6,374	7,149,273	32,887	333,730	4,804	813,812	453	587,615	827,004	9,711,434

		December 31, 2017
		USD		JPY		CNY		EUR		Others	Total
		Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset	Loans and receivables	23,000	24,642,900	126,944	1,204,843	25,224	4,127,936	1,156	1,479,351	3,937,733	35,392,763
	Financial assets at FVTPL	32	34,303	25	238	—	—	27	34,583	104,892	174,016
	AFS financial assets	1,966	2,105,972	—	—	319	52,259	—	590	302,801	2,461,622
	HTM financial assets	111	118,868	—	—	—	—	—	—	78,175	197,043

	Total	25,109	26,902,043	126,969	1,205,081	25,543	4,180,195	1,183	1,514,524	4,423,601	38,225,444

Liability	Financial liabilities at FVTPL	41	43,423	79	752	—	—	19	24,878	69,977	139,030
	Deposits due to customer	13,744	14,725,686	195,176	1,852,440	21,865	3,578,142	883	1,129,802	2,396,826	23,682,896
	Borrowings	6,604	7,080,118	2,218	21,056	—	—	247	315,685	242,874	7,659,733
	Debentures	3,467	3,714,411	—	—	700	114,555	—	—	375,749	4,204,715
	Other financial liabilities	2,392	2,562,740	16,125	153,043	1,802	294,950	129	165,189	588,625	3,764,547

	Total	26,248	28,126,378	213,598	2,027,291	24,367	3,987,647	1,278	1,635,554	3,674,051	39,450,921

Off-balance accounts		8,108	8,687,009	33,624	319,127	1,199	196,261	406	519,843	176,886	9,899,126

Cash flow from principal and interest payments of non-derivative financial liabilities by remaining contractual maturities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	176,097	—	—	—	—	—	176,097
Deposits due to customers	145,033,422	38,505,386	22,976,591	24,574,059	7,487,432	2,144,802	240,721,692
Borrowings	6,407,137	2,639,064	1,876,893	1,478,115	3,238,353	545,403	16,184,965
Debentures	979,221	1,801,149	2,183,459	2,407,879	18,626,696	2,726,462	28,724,866
Other financial liabilities	14,098,508	216,627	3,644	908	621,127	1,955,992	16,896,806

Total	166,694,385	43,162,226	27,040,587	28,460,961	29,973,608	7,372,659	302,704,426

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	148,008,777	29,563,310	18,175,348	32,468,110	7,409,118	2,624,594	238,249,257
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	163,369,548	34,227,903	20,685,876	35,392,463	31,233,494	8,703,862	293,613,146

Cash flow from principal and interest payments of non-derivative financial liabilities by estimated redemption or withdrawal

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	176,097	—	—	—	—	—	176,097
Deposits due to customers	154,934,637	40,340,567	20,220,152	18,154,029	6,115,894	348,774	240,114,053
Borrowings	6,407,137	2,639,064	1,876,893	1,478,115	3,242,839	540,917	16,184,965
Debentures	979,221	1,801,149	2,183,459	2,407,879	18,626,696	2,726,462	28,724,866
Other financial liabilities	14,098,508	216,627	3,644	908	621,127	1,955,992	16,896,806

Total	176,595,600	44,997,407	24,284,148	22,040,931	28,606,556	5,572,145	302,096,787

	December 31, 2017
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	168,442	155,984	1,717	512	375	—	327,030
Deposits due to customers	159,146,602	31,298,562	16,667,130	21,995,294	6,487,047	2,278,756	237,873,391
Borrowings	6,115,732	1,893,173	1,489,272	1,178,107	3,924,681	479,568	15,080,533
Debentures	1,955,255	2,452,565	1,018,714	1,744,731	19,770,380	2,869,699	29,811,344
Other financial liabilities	7,121,342	162,871	825	1,003	128,940	2,730,001	10,144,982

Total	174,507,373	35,963,155	19,177,658	24,919,647	30,311,423	8,358,024	293,237,280

Cash flow of derivative financial liabilities by maturities

The cash flow by the maturity of derivative financial liabilities as of June 30, 2018 and December 31, 2017 is as follows (Unit: Korean Won in millions):

	Remaining maturity
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
June 30, 2018	2,377,750	2,130	—	—	59,820	5,555	2,445,255
December 31, 2017	3,150,149	—	—	381	67,373	—	3,217,903

Maturity analysis of off-balance accounts

4)	Maturity analysis of off-balance accounts

The Group provides guarantees on behalf of customers. A financial guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. Under a loan commitment, the Group agrees to make funds available to a customer in the future. Loan commitments that are usually for a specified term may persist or may be unconditionally cancellable, provided all conditions in the loan facility are satisfied or waived. Commitments to lend include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for financial guarantees, such as guarantees for debentures issued or loans, loan commitments, and other guarantees, however, under the terms of the guarantees and loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance accounts are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Guarantees	12,372,573	12,859,715
Loan commitments	98,251,005	80,760,325

Capital Ratio

Details of the Group’s capital adequacy ratio as of June 30, 2018 and December 31, 2017 are as follows (Unit: Korean Won in millions):

	June 30, 2018 (*)	December 31, 2017
Tier 1 capital	16,952,436	16,074,987
Other Tier 1 capital	2,748,005	3,041,664
Tier 2 capital	3,499,122	3,486,555

Total risk-adjusted capital	23,199,563	22,603,206

Risk-weighted assets for credit risk	139,868,803	134,767,711
Risk-weighted assets for market risk	2,292,979	2,316,938
Risk-weighted assets for operational risk	9,826,809	9,677,559

Total risk-weighted assets	151,988,591	146,762,208

Common Equity Tier 1 ratio	11.15%	10.95%

Tier 1 capital ratio	12.96%	13.03%

Total capital ratio	15.26%	15.40%

(*)	Capital adequacy ratio as of June 30, 2018 is tentatively measured.